Income Tax	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Tax
NOTE 10 — INCOME TAX
The Company follows the asset and liability method of accounting for income taxes under FASB ASC 740, “Income Taxes.” Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year
s
ended December 31, 2022, and December 31, 2021
,
the change in the valuation allowance was $1,210,347 and $349,999.
Internal Revenue Section 195 requires

start-up

expenditures paid or incurred in connection with investigating the creation or acquisition of an active trade or business to be capitalized for income tax purposes. The capitalized start-up

expenditures are placed into service in the month in which an active trade or business begins and amortized ratably over 180 months. The start-up

expenditures do not include interest, taxes, or research and experimental expenses. The tax calculation for the year ended December 31, 2022 took all of the aforementioned Section 195 guidelines into account. For the years ended December 31, 2022 and December 31, 2021, the provision for income taxes was $757,069 and $0.
The Company’s net deferred tax assets at December 31, 2022 and 2021 are as follows:

	December 31, 2022	December 31, 2021
Deferred tax asset
Start-up/organization costs	$1,560,694	$311,152
Net operating loss carryforwards	—	39,195

Total deferred tax assets	1,560,694	350,347
Valuation allowance	(1,560,694)	(350,347)

Deferred tax assets, net of allowance	$—	$—

The income tax provision for the years ended December 31, 2022 and 2021 consists of the following:

	Years Ended December 31,
	2022	2021
Current
Federal	$757,069	$—
State	—	—
Deferred
Federal	(1,210,347)	(349,999)
State	—	—
Change in valuation allowance	1,210,347	349,999

Income tax provision	$757,069	$—

As
of December 31, 2022, and 2021, the Company had zero and $186,642 of U.S. federal net operating loss carryovers available to offset future taxable income. Net operating losses generated do not expire.
There were no unrecognized tax benefits as of December 31, 2022 and December 31, 2021. No amounts were accrued for the payment of interest and penalties as of December 31, 2022. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company files income tax returns in the U.S. federal and state of Texas jurisdictions. The apportionment rate in Texas is currently 0.0%. The Company’s tax returns for the year
s
 ended December 31, 2021 and 2020 remain open and subject to examination.

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2022 and 2021 is as follows:

	Years Ended December 31,
	2022	2021
Income tax at statutory rate	21.0%	21.0%
Change in valuation allowance	(66.0)%	8.2%
Fair value of warrant adjustment	3.7%	(29.2)%

Income tax expense	(41.3)%	0.0%